Statement of Cash Flows (Cilo Cybin Holdings Limited) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from financing activities
CASH AND CASH EQUIVALENTS AT END OF THE FINANCIAL PERIOD	$ 1
Cilo Cybin Holdings Limited [member]
Cash flows from operating activities
Cash (used in)/generated from operations	(2,084,115)	$ 632,283	$ (222,761)
Cash Used In Operations	(2,083,265)	632,283	(222,761)
Cash flows from investing activities
Purchase of property, plant and equipment	(50,886)
Net Cash Used In Investing Activities	(50,886)
Cash flows from financing activities
Issue of shares for cash		54,676,686
Proceeds from shareholders loan		160,000	405,000
Payment of oversubscribed share capital	(627,712)
Share issue costs	(1,261,480)
Repayments on lease liabilities	(106,356)
Finance costs	(316,908)
Repayments of shareholders loan	(516,039)		(115,000)
Proceeds from proposed share subscription		7,729,503
Net Cash From Financing Activities	(2,828,495)	62,566,189	290,000
NET MOVEMENT OF CASH AND CASH EQUIVALENTS	(4,963,496)	63,198,472	67,239
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE FINANCIAL YEAR	63,275,711	77,239	10,000
CASH AND CASH EQUIVALENTS AT END OF THE FINANCIAL PERIOD	$ 58,313,065	$ 63,275,711	$ 77,239